CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (285,684)	$ (43,909)	¥ (265,084)	¥ (79,279)
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Share-based compensation (note 24)	11,641	1,789	8,400	8,084
Depreciation of property, plant and equipment (note 9)	83,224	12,791	117,051	138,075
Amortization of intangible assets (note 11)	6,229	957	10,760	19,176
Amortization of prepaid land lease payments (note 10)	5,256	808	1,195	1,090
(Income)loss from equity method investments	(1,454)	(223)	(616)	5,572
Loss on disposal of long-lived assets	31,437	4,832	7,619	4,220
Deferred tax benefits	12,703	1,952	22,115	(432)
Allowance for doubtful accounts, net	14,840	2,281	23,446	9,932
Impairment of long-lived assets	28,600	4,396	61,124	23,125
Changes in fair value of derivatives	0	0	(713)	(33,731)
Interest and consultation expenses	125,290	19,257	0	0
Loss on debt extinguishment	0	0	0	36,648
Gains on disposal of subsidiaries (note 4)	(58,913)	(9,055)	0	(16,381)
Gains from bargain purchase (note 4)	0	0	0	(12,830)
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	43,406	6,671	9,922	43,276
Prepayments and other current assets	(4,205)	(646)	(36,545)	14,743
Inventories	(554)	(85)	(1,923)	315
Other non-current assets	7,057	1,085	14,249	11,902
Deposits for land use rights	(11,379)	(1,749)	(13,225)	(379,340)
Accounts payable	5,057	777	6,967	(725)
Accrued expenses and other liabilities	11,234	1,727	(12,758)	(1,968)
Deferred revenue	3,022	464	1,791	(945)
Income tax payable	(6,504)	(1,000)	(34,991)	9,692
Accrued unrecognized tax benefit	6,429	988	3,138	24,643
Net cash (used in) generated from operating activities	26,732	4,108	(78,078)	(175,138)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investment	0	0	0	(60,000)
Prepayment for operating license	(6,705)	(1,031)	(3,025)	0
Disposal of short-term investment	0	0	60,000	0
Investments in equity method investees	(97,799)	(15,031)	0	(30,063)
Prepayments in long-term investments	0	0	(181,500)	0
Acquisitions of business, net of cash acquired (note 4)	0	0	26,198	(250,142)
Disposals of subsidiaries, net of cash disposed (note 4)	(17,528)	(2,694)	0	78,798
Acquisitions of property, plant and equipment	(91,260)	(14,026)	(78,920)	(47,783)
Acquisitions of intangible assets	(749)	(115)	(960)	0
Deposits for the purchases of property, plant and equipment	(197,843)	(30,408)	(39,068)	(134,189)
Refund from deposits for the purchases of property, plant and equipment	42,640	6,554	0	0
Advance from disposal of associate company	0	0	12,999	0
Proceeds from disposal of property, plant and equipment	38,103	5,856	11,951	1,070
Proceeds from principal portion of direct financing leases	61,904	9,514	108,121	97,910
Net investment in direct financing leases	(50,000)	(7,685)	0	0
Cash distribution from equity method investment	6,227	957	9,357	24,316
Prepayment for investment (note 4)	0	0	0	(71,000)
Net cash used in investing activities	(313,010)	(48,109)	(74,847)	(391,083)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	292,847	45,010	497,577	233,201
Proceeds from long-term bank and other borrowings	280,459	43,106	16,500	343,301
Proceeds from private offerings of subsidiary shares (note 1)	0	0	139,972	0
Proceeds from long-term investment advance (note 1)	0	0	528,896	0
Proceeds from related parties (note 24)	350,969	53,943	0	0
Proceeds from secured borrowings (note 19)	0	0	0	396,494
Repayment of secured borrowings	(81,000)	(12,449)	(86,000)	0
Refund of deposit for marketable securities	2,156	331	3,661	0
Deposit for marketable securities (note 19)	(22,557)	(3,467)	0	0
Repayment of short-term bank and other borrowings	(317,867)	(48,855)	(691,261)	(2,858)
Repayment of long-term bank and other borrowings	(87,387)	(13,431)	(201,048)	(347,965)
Redemption of mandatorily redeemable noncontrolling interests (note 1)	(97,106)	(14,925)	0	0
Payment for interest and consultation expenses	(143,415)	(22,042)	0	0
(Increase) decrease in restricted cash	4,506	693	(13,448)	(52,780)
Dividends paid to ordinary shareholders	0	0	(285,829)	0
Repurchase of ordinary shares	0	0	(30,402)	(19,723)
Purchase of subsidiary shares from noncontrolling interests	0	0	(12,130)	0
Proceeds from sales of subsidiary shares to noncontrolling interests	0	0	2,142	0
Capital injection from noncontrolling interests shareholder	12,800	1,967	0	40,728
Net cash generated from (used in) financing activities	194,405	29,881	(131,370)	590,398
Exchange rate effect on cash	159	24	(11,240)	(17,419)
Net increase (decrease) in cash	(91,714)	(14,096)	(295,535)	6,758
Cash at beginning of year	189,905	29,188	485,440	478,682
Cash at end of year	98,191	15,092	189,905	485,440
Supplemental schedule of cash flows information:
Income tax paid	(21,581)	(3,317)	(60,639)	(48,712)
Interest paid	(89,959)	(13,826)	(81,486)	(54,039)
Supplemental schedule of non-cash activities:
Acquisition of Beijing Century Friendship and BPMC through utilization of prepayment for investment (note 4)	0	0	100,600	0
Acquisition of investment in Guofu Huimei through utilization of prepayment of long-term investment (note 1)	174,000	26,743	0	0
Acquisition of investment in ProMed included in accrued expense and other liabilities	116,939	17,973	0	0
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	4,914	755	19,424	12,251
Acquisition of property, plant and equipment included in accrued expense and other liability	42,067	6,466	0	23,769
Mandatorily redeemable noncontrolling interest from advance from long-term investment	521,396	80,137	0	0
Acquisition of net investment in financing lease through utilization of deposits	0	0	0	36,499
Equity investment through disposal of a subsidiary (note 4)	¥ 0	$ 0	¥ 0	¥ 22,160